Commitments and Contingencies	12 Months Ended
Jan. 28, 2012
Commitments and Contingencies

8. Commitments and Contingencies

Operating leases

The Company leases boutique space and office space under operating leases expiring in various years through the fiscal year ending 2023. Certain of the leases provide that the Company may cancel the lease, with penalties as defined in the lease, if the Company’s boutique sales at that location fall below an established level. Certain leases provide for additional rent payments to be made when sales exceed a base amount. Certain operating leases provide for renewal options for periods from three to five years at the market rate at the time of renewal.

Minimum future rental payments under non-cancellable operating leases as of January 28, 2012, are approximately as follows:

Fiscal Year	Amount
(in thousands)
2012	$19,923
2013	19,678
2014	18,573
2015	17,710
2016	16,787
Thereafter	64,400
$157,071

For the years ended January 28, 2012, January 29, 2011 and January 30, 2010, rent expense totaled $17.1 million, $12.2 million and $7.2 million, respectively. For the fiscal years ended January 28, 2012, January 29, 2011 and January 30, 2010, common area maintenance and other rental charges totaled $6.3 million, $3.9 million and $2.3 million, respectively.

On December 27, 2011, the Company entered into a lease for a new headquarters and distribution facility. Initially, the Company will occupy approximately 218,000 square feet, which will house its corporate headquarters, warehouse and distribution facility which includes its ecommerce operations and ecommerce fulfillment. The lease for the new facilities includes an option to add as much as an additional 122,000 square feet if necessary. The primary term of the lease expires on April 30, 2020; however, the Company has an option to renew the lease for an additional period of up to ten years. Annual rent expense for the new facility will average approximately $575,000 per year over the term of the primary term of the lease.

Legal Proceedings

From time to time, the Company is subject to various claims and legal proceedings arising in the ordinary course of business. While the outcome of any such claim cannot be predicted with certainty, in the opinion of management, the outcome of these matters will not have a material adverse effect on the Company’s business, results of operations or financial conditions.